Shareholders' capital - Fair Value of Share Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Risk-free interest rate	3.40%	1.90%
Expected volatility	27.00%	23.00%
Expected dividend yield	8.60%	4.30%
Expected life	5 years 6 months	5 years 6 months
Weighted average grant date fair value per option (in USD per share)	$ 1.04	$ 2.44